Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value of Financial Instruments [Abstract]
Assets and liabilities measured at fair value on a recurring basis
Assets and liabilities measured at fair value under ASC 820 on a recurring basis are summarized below:

	Fair Value Measurements at December 31, 2016 Using:

	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
(dollars in thousands)
Securities available for sale:
U.S. government sponsored enterprises	$117,266	-	$117,266	-
State and political subdivisions	886	-	886	-
Mortgage backed securities and collateralized mortgage obligations - residential	372,308	-	372,308	-
Corporate bonds	40,705	-	40,705	-
Small Business Administration- guaranteed participation securities	78,499	-	78,499	-
Mortgage backed securities and collateralized mortgage obligations - commercial	10,011	-	10,011	-
Other	685	35	650	-
Total securities available for sale	$620,360	$35	$620,325	$-

	Fair Value Measurements at December 31, 2015 Using:

	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
(dollars in thousands)
Securities available for sale:
U.S. government sponsored enterprises	$86,737	$-	$86,737	$-
State and political subdivisions	1,290	-	1,290	-
Mortgage backed securities and collateralized mortgage obligations - residential	411,729	-	411,729	-
Small Business Administration- guaranteed participation securities	90,416	-	90,416	-
Mortgage backed securities and collateralized mortgage obligations - commercial	10,180	-	10,180	-
Other	685	35	650	-
Total securities available for sale	$601,037	$35	$601,002	$-

Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis are summarized below:

	Fair Value Measurements at December 31, 2016 Using:

	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Valuation technique	Unobservable inputs	Range (Weighted Average)
(dollars in thousands)

Other real estate owned	$4,268	$-	$-	$4,268	Sales comparison approach	Adjustments for differences between comparable sales	1% - 14% (7%)
Impaired loans:
Commercial real estate	1,250	-	-	1,250	Sales comparison approach	Adjustments for differences between comparable sales	7% - 35% (23%)
Real estate mortgage - 1 to 4 family	458	-	-	458	Sales comparison approach	Adjustments for differences between comparable sales	5% - 14% (10%)

	Fair Value Measurements at December 31, 2015 Using:

	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Valuation technique	Unobservable inputs	Range (Weighted Average)
(dollars in thousands)

Other real estate owned	$6,455	$-	$-	$6,455	Sales comparison approach	Adjustments for differences between comparable sales	1% - 10% (4%)
Impaired loans:
Commercial real estate	878	-	-	878	Sales comparison approach	Adjustments for differences between comparable sales	3% - 22% (11%)
Real estate mortgage - 1 to 4 family	3,109	-	-	3,109	Sales comparison approach	Adjustments for differences between comparable sales	0% - 9% (4%)

Carrying amounts and estimated fair values of financial instruments
In accordance with ASC 825, the carrying amounts and estimated fair values of financial instruments at December 31, 2016 and 2015 are as follows:

(dollars in thousands)		Fair Value Measurements at
	Carrying	December 31, 2016 Using:
	Value	Level 1	Level 2	Level 3	Total
Financial assets:
Cash and cash equivalents	$707,274	707,274	-	-	707,274
Securities available for sale	620,360	35	620,325	-	620,360
Held to maturity securities	45,490	-	47,526	-	47,526
Federal Reserve Bank and Federal Home Loan Bank stock	9,579	N/A	N/A	N/A	N/A
Net loans	3,386,696	-	-	3,370,976	3,370,976
Accrued interest receivable	11,070	145	2,654	8,271	11,070
Financial liabilities:
Demand deposits	377,755	377,755	-	-	377,755
Interest bearing deposits	3,818,408	2,658,945	1,156,025	-	3,814,970
Short-term borrowings	209,406	-	209,406	-	209,406
Accrued interest payable	526	82	444	-	526

(dollars in thousands)		Fair Value Measurements at
	Carrying	December 31, 2015 Using:
	Value	Level 1	Level 2	Level 3	Total
Financial assets:
Cash and cash equivalents	$718,156	718,156	-	-	718,156
Securities available for sale	601,037	35	601,002	-	601,037
Held to maturity securities	56,465	-	59,439	-	59,439
Federal Reserve Bank and Federal Home Loan Bank stock	9,480	N/A	N/A	N/A	N/A
Net loans	3,248,542	-	-	3,279,167	3,279,167
Accrued interest receivable	10,262	80	2,370	7,812	10,262
Financial liabilities:
Demand deposits	365,081	365,081	-	-	365,081
Interest bearing deposits	3,735,297	2,627,367	1,111,240	-	3,738,607
Short-term borrowings	191,226	-	191,226	-	191,226
Accrued interest payable	501	74	427	-	501